LEONARD, STREET AND DEINARD PROFESSIONAL ASSOCIATION
SUITE 2300
150 SOUTH FIFTH STREET
MINNEAPOLIS MN 55402

April 30, 2010	Stephen M. Quinlivan (612) 335-7076 stephen.quinlivan@leonard.com

Securities and Exchange Commission
450 Fifth Street Northwest
Washington D.C. 20549
Attention:	Mr. Tom Kluck Mr. Duc Dang

Re:	Amendment No. 2 to Registration Statement on Form S-11 File No. 333-163034

Gentlemen:

Filed herewith is Amendment No. 2 to Form S-11 Registration Statement for Two Harbors Investment Corp. (No. 333-163034).  Do not hesitate to contact the undersigned at (612) 335-7076 or Jill Radloff at (612) 335-7119 should you have any questions.

Very truly yours,

LEONARD, STREET AND DEINARD
PROFESSIONAL ASSOCIATION

/s/ Stephen M. Quinlivan
     Stephen M. Quinlivan